Financial Instruments - Additional Information - Other Financial Obligations (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 13, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Leases		$ 350	$ 316	$ 266
Debt Repayments		$ 4,572	$ 3,284	$ 2,745
CEMEX SAB De CV2020 Convertible Notes [Member] | Cemex [Member]
Disclosure of detailed information about financial instruments [line items]
Debt Repayments	$ 521
Convertible Subordinated Notes Due 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Debt principal amount					$ 521
Debt interest percentage					3.72%
Conversion price		$ 10.73